Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment.
Reconciliation of changes in property, plant and equipment

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2024
Cost	24,775	5,908	1,409	32,092
Accumulated depreciation	(10,020)	(3,827)	(1,348)	(15,195)
Carrying amount	14,755	2,081	61	16,897

Additions	244	916	43	1,203
Depreciation	(2,027)	(710)	(24)	(2,761)
Effect of lease modification (Note 24)	(1,226)	—	—	(1,226)
Transfer	—	—	—	—
Disposals - cost	—	—	—	—
Accumulated depreciation on disposals	—	—	—	—
Movement for the period	(3,009)	206	19	(2,784)

Balance at December 31, 2024
Cost	23,793	6,824	1,452	32,069
Accumulated depreciation	(12,047)	(4,537)	(1,372)	(17,956)
Carrying amount	11,746	2,287	80	14,113

Additions	35	709	113	857
Depreciation	(1,925)	(746)	(32)	(2,703)
Effect of lease modification (Note 24)	363	—	—	363
Transfer	—	—	—	—
Disposals - cost	—	—	—	—
Accumulated depreciation on disposals	—	—	—	—
Movement for the period	(1,527)	(37)	81	(1,483)

Balance at December 31, 2025
Cost	24,191	7,533	1,565	33,289
Accumulated depreciation	(13,972)	(5,283)	(1,404)	(20,659)
Carrying amount	10,219	2,250	161	12,630